Government Assistance (Details)		12 Months Ended
	Apr. 24, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Government Subsidies [Line Items]
Borrowings face amount		$ 13,579,599
Current portion of long-term debt (note 9)		1,109,713		$ 1,486,136	$ 1,103,438
Assistance receivable		574,703		68,496	0
Employee Retention Credit Program
Government Subsidies [Line Items]
Amount of Business Wage Subsidies received		1,453,735
Amount of Emergency Wage Subsidies received		917,759
Amount of Emergency Rent Subsidies received		$ 535,976
Interest rate		50.00%
Paycheck Protection Program Loan
Government Subsidies [Line Items]
Borrowings face amount	$ 2,159,000	$ 0
Interest rate	1.00%
Term of loan	7 months	2 years	2 years
Threshold period for loan forgiveness if utilized	168 days
Balance unutilized				260,230
Current portion of long-term debt (note 9)				214,307
Amount of COVID-19 Subsidies received				4,034,313
Amount of COVID-19 Subsidies received recognized as reduction to cost of sales				2,830,986
Amount of COVID-19 Subsidies received recognized as a reduction to operating expenses against related salary costs and other expenses				1,203,327
Australia
Government Subsidies [Line Items]
Wage subsidies per week			$ 750
Amount of Business Wage Subsidies received		$ 208,077		$ 2,017,189	0
Canada
Government Subsidies [Line Items]
Amount of Emergency Wage Subsidies received		111,529			0
Amount of Emergency Rent Subsidies received		$ 6,725			$ 0